Goodwill and Intangible Assets - Components of Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 2,477	$ 2,083
Fund management contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets	924	640
Indefinite life intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	924	640
Distribution, sales potential of field force
Disclosure of detailed information about intangible assets [line items]
Intangible assets	316	339
Client relationships and asset administration contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets	728	735
Internally generated software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	509	369
Total finite life intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,553	$ 1,443